Basis of Presentation	9 Months Ended
Sep. 30, 2012
Basis Of Presentation [Abstract]
Basis of Presentation

1. Basis of Presentation

The accompanying unaudited condensed consolidated financial statements include the accounts of Snap Interactive, Inc. (the “Company,” “we,” “our,” and “us”) and its wholly owned subsidiaries, eTwine, Inc. and Snap Mobile Limited.  The condensed consolidated financial statements included in this report have been prepared in accordance with generally accepted accounting principles in the United States of America (“GAAP”) and the rules and regulations of the Securities and Exchange Commission (the “SEC”) for interim financial information.  Accordingly, the financial statements contained herein do not include all the information necessary for a comprehensive presentation of the Company’s financial position and results of operations.  The Company believes that the disclosures are adequate to make the information presented not misleading.

The financial statements contained herein should be read in conjunction with the Company’s audited consolidated financial statements and the related notes to the audited consolidated financial statements included in the Company’s Amendment No. 1 to Annual Report on Form 10-K/A for the year ended December 31, 2011, filed with the SEC on December 7, 2012.

In the opinion of management, the accompanying unaudited condensed consolidated financial data contains all normal and recurring adjustments necessary to present fairly the consolidated financial condition, results of operations, and changes in cash flows of the Company for the interim periods presented.  The Company’s historical results are not necessarily indicative of future operating results, and the results for the nine months ended September 30, 2012, are not necessarily indicative of results to be expected for the year ending December 31, 2012, or for any other period.

Certain amounts from prior periods have been reclassified to conform to the current period presentation.

Restatement of Previously Issued Consolidated Financial Statements

We have restated our consolidated financial statements as described in “Note 2. Restatement of Certain Consolidated Financial Statements.”